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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              FORM 13F COVER PAGE

          Report for the Calendar Year of Quarter Ended: June 30, 2009

                 Check here if Amendment [ ]; Amendment Number:

                This Amendment (Check only one.):
                 [ ] is a restatement.
                 [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                           Tinicum Lantern II L.L.C.
                                800 Third Avenue
                                   40th Floor
                            New York, New York 10022

                        Form 13F File Number: 028-12764

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                Terence M. O'Toole
                                 Managing Member
                                 (212) 446-9300


                             /s/ Terence M. O'Toole
                            ________________________
                               New York, New York
                                August 14, 2009


                                  Report Type:
                              13F Holdings Report

                             Form 13F Summary Page

                                 Report Summary

                       Number of Other Included Managers

                                       0

                    Form 13 F Information Table Entry Total:

                                       9

                    Form 13 F Information Table Value Total:

                              $126,144 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                       VALUE      SHARES/    SH/   PUT/  INVSMNT    OTHER       VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS    CUSIP     (x$1000)    PRN AMT   PRN   CALL   DSCRETN   MANAGERS    SOLE   SHARED  NONE
----------------------------------------------------------------------------------------------------------------------------------
BREEZE-EASTERN CORP             COM       106764103    15,823    2,511,567   SH           SOLE               2,511,567
CYMER INC                       COM       232572107    59,466    2,000,203   SH           SOLE               2,000,203
LAWSON PRODS INC                COM       520776105       274       19,300   SH           SOLE                  19,300
NUTRI SYS INC NEW               COM       67069D108    18,850    1,300,000   SH           SOLE               1,300,000
SIMPSON MANUFACTURING CO INC    COM       829073105     2,024       93,600   SH           SOLE                  93,600
TECHNITROL INC                  COM       878555101     1,648      254,700   SH           SOLE                 254,700
TRIMAS CORP                 COM NEW       896215209     6,347    1,883,500   SH           SOLE               1,883,500
X-RITE INC                      COM       983857103    15,408   10,271,667   SH           SOLE              10,271,667
YOUBET COM INC                  COM       987413101     6,304    1,910,211   SH           SOLE               1,910,211